UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                      811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	05/31
Date of reporting period:	08/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.3%	Rate (%)	Date	Amount ($)	Value ($)
California--89.7%
ABAG Finance Authority for
Nonprofit Corporations, COP
(Episcopal Homes Foundation)	5.25	7/1/10	3,500,000	3,522,750
ABAG Finance Authority for
Nonprofit Corporations,
Insured Revenue (Sansum-Santa
Barbara Medical Foundation
Clinic)	5.50	4/1/21	3,500,000	3,519,285
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	3,951,120
Alameda Corridor Transportation
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.13	10/1/16	2,000,000	2,021,820
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/13	4,500,000	4,698,405
Alameda County,
COP (Insured; National Public
Finance Guarantee Corp.)	5.38	12/1/14	5,500,000	5,711,970
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	16,105,000	17,620,158
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	15,000,000	15,261,150
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.50	4/1/43	10,000,000	10,465,100
Brentwood Infrastructure Financing

Authority, Water Revenue	5.75	7/1/38	4,250,000	4,562,927
California,
GO (Prerefunded)	5.25	2/1/12	90,000 a	98,771
California,
GO (Various Purpose)	5.50	4/1/28	20,000	20,388
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,715,865
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	33,271,200
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	8,530,000	8,532,644
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,025,600
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.88	5/1/12	10,000,000 a	11,352,700
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/15	1,270,000	1,383,309
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,077,350
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	12,413,276
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	225,000 a	248,468
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	5,000 a	5,522
California Educational Facilities
Authority, Revenue (Pooled
College and University

Projects)	5.63	6/30/23	135,000	163,258
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	210,000	152,865
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	55,000,000	53,864,800
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	9,500,000	10,040,550
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/17	870,000	873,323
California Health Facilities
Financing Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/18	1,000,000	1,000,950
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,723,484
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	2,000,000	2,037,220
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)
(Prerefunded)	6.25	12/1/09	9,460,000 a	9,693,662
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,150,600
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,465,000	7,549,354
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured;
National Public Finance
Guarantee Corp.)	5.35	8/15/28	2,290,000	2,249,810

California Housing Finance Agency,
Home Mortgage Revenue	5.50	8/1/38	16,195,000	15,693,117
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	22,028,772
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000	969,650
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	4.00	12/1/11	2,645,000	2,789,999
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000	5,954,512
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	59,330,000	65,505,066
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
National Public Finance
Guarantee Corp.)	6.50	9/1/17	13,000,000	14,106,170
California Public Works Board,
LR (Department of Health
Services-Richmond Laboratory,
Phase III Office Building)
(Insured; XLCA)	5.00	11/1/19	1,680,000	1,686,602
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,412,650
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	3,500,000 a	4,005,155

California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	2,500,000 a	2,863,850
California State University
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue (Prerefunded)	6.00	7/1/12	5,250,000 a	6,007,733
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000	2,564,743
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000	5,084,100
California State University
Trustees, Systemwide Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/26	10,485,000	10,645,421
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	2,780,000 a	2,942,797
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)
(Prerefunded)	6.50	7/1/10	1,220,000 a	1,289,589
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	15,550,800
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	7,380,000	6,457,131
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000	10,102,500
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	8,205,000	7,273,076
California Statewide Communities

Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	10,770,000	8,761,503
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000	7,029,450
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	13,428,855
California Statewide Communities
Development Authority, Revenue
(Saint Ignatius College
Preparatory) (Insured; AMBAC)	5.00	6/1/32	5,635,000	5,175,466
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	14,022,260
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/20	2,280,000	2,507,749
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	15,713,587
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	16,929,737
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/36	14,355,000	14,518,647
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,500,000	4,121,685
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000	3,441,061
Capistrano Unified School District

(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Prerefunded)	5.75	9/1/09	5,500,000 a	5,610,000
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/24	2,075,000	2,139,138
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000	1,047,020
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000 b	3,407,600
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	6.00	2/1/10	1,000,000 a	1,033,250
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group) (Prerefunded)	5.75	2/1/11	18,500,000 a	19,973,525
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000 b	1,465,890
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	10,000,000 b	2,197,800
Chino Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/30	10,000,000	10,172,300
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000 b	12,824,315
Compton Public Finance Authority,
LR (Various Capital Projects)

(Insured; AMBAC)	5.25	9/1/27	13,355,000	12,873,152
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill BART,
North Richmond, Bay Point,
Oakley and Rodeo Redevelopment
Projects Areas)	5.45	8/1/28	245,000	233,056
Cucamonga County Water District,
COP (Water Shares Purpose)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/25	3,655,000	3,732,157
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	12,440,000	11,896,870
Fontana Community Facilities
District Number 2, Senior
Special Tax Revenue (Village
of Heritage) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/17	10,000,000	10,033,100
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	12,577,320
Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000	11,003,499
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000	1,389,125
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	1/15/12	4,550,000	4,531,209
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000	1,870,200
Fremont Union High School
District, GO (Insured; FGIC)
(Prerefunded)	5.25	9/1/10	3,400,000 a	3,555,414

Fremont Union High School
District, GO (Insured; FGIC)
(Prerefunded)	5.25	9/1/10	4,000,000 a	4,182,840
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,154,875
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FSA)	0/4.55	6/1/22	1,725,000 c	1,513,705
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	11,000,000	10,018,580
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,000,000	8,032,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	13,225,000	10,315,632
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	14,770,000 a	17,404,525
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/21	4,375,000 b	2,396,538
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/22	4,605,000 b	2,369,180
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/23	4,850,000 b	2,274,117
Grossmont Union High School
District, GO (Insured; FSA)	0.00	8/1/26	3,265,000 b	1,245,238
Kaweah Delta Health Care District,
Revenue (Prerefunded)	6.00	8/1/12	9,000,000 a	10,382,310
Lincoln Community Facilities
District Number 2003-1,

Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	5.65	9/1/13	1,125,000 a	1,323,180
Los Angeles,
Wastewater System Revenue
(Insured; FSA)	5.00	6/1/32	6,050,000	6,096,827
Los Angeles,
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/35	8,000,000	7,882,480
Los Angeles County Metropolitan
Transportation Authority,
Sales Tax Revenue (Insured;
FGIC) (Prerefunded)	5.00	7/1/10	1,450,000 a	1,520,702
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	4,250,000	4,301,425
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000	27,624,814
Los Angeles Unified School
District, GO (Insured; FGIC)	5.00	7/1/21	5,080,000	5,322,570
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/15	3,000,000	3,440,070
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/17	8,385,000	9,624,051
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000 b	2,398,425
Modesto Irrigation District,
COP (Capital Improvements)
(Insured; FSA)	5.25	7/1/16	1,370,000	1,467,407
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000 b	2,545,389
Natomas Unified School District,
GO (Insured; FSA)	5.00	8/1/31	5,000,000	5,020,100
Natomas Unified School District,

GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000	2,857,775
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000 a	860,273
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000 a	508,500
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	26,400,000	30,488,304
Oakland Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	17,275,000	16,787,154
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	2,991,105
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	5,335,500
Orange County Public Financing
Authority, LR (Juvenile
Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	2,000,000	2,071,020
Pomona,
COP (General Fund Lease
Financing) (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,022,520
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000	2,815,200
Rancho California Water District
Financing Authority, Revenue
(Insured; FSA)	5.00	8/1/28	8,965,000	9,185,001
Rancho Cucamonga Redevelopment
Agency, Tax Allocation Revenue
(Rancho Development Project)

(Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/25	7,485,000	7,193,908
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)
(Prerefunded)	5.63	7/1/14	10,430,000 a	12,276,527
Riverside County Public Financing
Authority, Tax Allocation
Revenue (Redevelopment
Projects) (Insured; XLCA)	5.25	10/1/18	1,275,000	1,278,774
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000	5,129,448
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000	5,954,201
Sacramento County Laguna Creek
Ranch/Elliott Ranch Community
Facilities District Number 1,
Improvement Area Number 1,
Special Tax Bonds (Laguna
Creek Ranch)	5.40	12/1/09	1,220,000	1,224,856
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 2007 Water System
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/25	10,845,000	11,039,451
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	9/1/13	6,930,000	7,536,306
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,591,600
San Diego,
Water Utility Fund Net System
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.75	8/1/28	19,970,000	19,410,640
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	1,927,062

San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	7,487,163
San Diego County,
COP (Burnham Institute for
Medical Research) (Prerefunded)	5.70	9/1/09	2,405,000 a	2,429,050
San Diego County,
COP (Burnham Institute for
Medical Research) (Prerefunded)	6.25	9/1/09	3,800,000 a	3,838,000
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	8,045,000	8,197,533
San Diego Unified School District,
GO (Insured; FSA)	5.25	7/1/16	1,465,000	1,638,368
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,050,073
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 32F) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/21	1,000,000	1,024,810
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34D)	5.25	5/1/26	4,000,000	4,058,120
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	13,185,000	13,809,969
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000 b	238,573
San Francisco City and County
Redevelopment Agency,
Community Facilities District
Number 6 (Mission Bay South

Public Improvements)	0.00	8/1/21	500,000 b	209,010
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/15/32	48,295,000 b	8,725,941
San Mateo Redevelopment Agency,
Merged Area Tax Allocation
Revenue (Prerefunded)	5.10	8/1/11	1,835,000 a	1,985,690
Santa Clara Unified School
District, GO	5.50	7/1/16	1,870,000	1,954,711
Santa Rosa,
Wastewater Revenue (Insured;
FSA)	5.25	9/1/24	5,110,000	5,503,521
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	2,695,000	2,820,129
Simi Valley School Financing
Authority, GO Revenue (Simi
Valley Unified School District
GO Bond) (Insured; FSA)	5.00	8/1/27	6,500,000	6,810,440
Tobacco Securitization Authority
of Northern California,
Tobacco Settlement
Asset-Backed Bonds (Sacramento
County Tobacco Securitization
Corporation)	5.38	6/1/38	20,000,000	15,492,800
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	2,030,000	1,813,602
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	389,455
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000	8,218,480
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,317,846
University of California Regents,

General Revenue	5.25	5/15/28	10,000,000	10,641,500
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000	8,871,760
University of California Regents,
Medical Center Pooled Revenue	5.25	5/15/19	10,000,000	11,044,600
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/17	6,000,000	6,865,860
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion
Plaza)	6.00	9/1/22	11,325,000	11,983,209
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000 b	542,230
Whittier,
Health Facility Revenue
(Presbyterian Intercommunity
Hospital) (Prerefunded)	5.75	6/1/12	10,090,000 a	11,450,737
Yorba Linda Water District,
Revenue, COP (Capital
Improvement Projects)	5.00	10/1/38	3,000,000	3,023,670
U.S. Related--8.6%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000	2,853,021
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000	1,981,440
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000	5,931,159
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	6.25	7/1/16	3,000,000	3,423,000
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,750,000	4,987,690
Puerto Rico Highways and
Transportation Authority,

Transportation Revenue
(Prerefunded)	6.00	7/1/10	2,000,000 a	2,109,780
Puerto Rico Infrastructure
Financing Authority, Special
Obligation Bonds (Prerefunded)	5.50	10/1/10	10,000,000 a	10,644,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	9,783,636
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Prerefunded)	5.50	10/1/10	39,000,000 a	41,511,600
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,500,000	1,545,045
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	2,000,000	2,151,280
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000	10,447,700
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	9,392,500
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,893,042
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	740,000	755,022
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	1,944,500
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,006,310
Total Investments (cost $1,291,198,428)			98.3%	1,306,269,107
Cash and Receivables (Net)			1.7%	22,456,495
Net Assets			100.0%	1,328,725,602

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,291,198,428. Net unrealized appreciation on investments was $15,070,679 of which $51,068,298 related to appreciated investment securities and $35,997,619 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,306,269,107	-	1,306,269,107
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds.

One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

- Dreyfus California AMT-Free Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)